Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2021
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Summary of Returns on Wealth Management Products

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Wealth management products	13,068	—